Property, plant and equipment (Details 2) ₨ in Millions	12 Months Ended
Mar. 31, 2020 INR (₨)
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense of right-of-use assets	₨ 491
Interest expense on lease liabilities	₨ 230